Forethought Variable Insurance Trust

10 West Market Street

Suite 2300

Indianapolis, IN 46204

February 7, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Forethought Variable Insurance Trust (the “Registrant”)

File Nos. 333-189870 and 811-22865

Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 38 (the “PEA”) to the Registrant’s registration statement on Form N-1A. This PEA is being filed in connection with the annual update of the Registration Statement for each of Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (“Global Atlantic Franklin”), Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, and Global Atlantic Wellington Research Managed Risk Portfolio in order to make certain changes to the investment strategies and risks, investment sub-adviser and portfolio management disclosure for Global Atlantic Franklin, certain of which could be construed as material, and to make certain non-material changes.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 860.325.1590 or John O’Hanlon at 617.728.7111.

Very truly yours,

/s/ Elizabeth Constant
Elizabeth Constant

cc:	Sarah Patterson
John O’Hanlon
Kaitlin McGrath